Cover	Jun. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2024
Entity File Number	333-255055
Entity Registrant Name	REDOX INTERNATIONAL GROUP, Corp.
Entity Central Index Key	0001852536
Entity Tax Identification Number	98-1578603
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	17875 Von Karman Avenue
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	323
Local Phone Number	909-2866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true